UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05723

Name of Fund: BlackRock Global Emerging Markets Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Global Emerging Markets Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536.
Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2009

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Argentina - 2.8%
Energy Equipment & Services - 2.1%	Tenaris SA (a)	99,824	$ 3,722,437

Metals & Mining - 0.7%	Ternium SA (a)	64,470	1,137,251

	Total Common Stocks in Argentina		4,859,688

Brazil - 21.0%
Beverages - 2.2%	Cia de Bebidas das Americas (Preference Shares) (a)	71,075	3,881,406

Commercial Banks - 4.8%	Banco Bradesco SA (a)	277,243	4,463,612
	Banco Industrial e Comercial SA (Preference Shares)	311,825	1,040,564
	Uniao de Bancos Brasileiros SA (a)	29,000	2,926,680

			8,430,856

Household Durables - 2.1%	Cyrela Brazil Realty SA	274,375	2,768,406
	Rodobens Negocios Imobiliarios SA	135,455	932,503

			3,700,909

Metals & Mining - 4.9%	Companhia Vale do Rio Doce (Preference 'A' Shares) (a)	404,043	7,151,561
	Usinas Siderurgicas de Minas Gerais SA
	(Preference 'A' Shares)	62,000	1,313,700

			8,465,261

Oil, Gas & Consumable Fuels - 7.0%	OGX Petroleo e Gas Participacoes SA (b)	3,015	613,183
	Petroleo Brasileiro SA (a)	313,104	11,716,352

			12,329,535

	Total Common Stocks in Brazil		36,807,967

Chile - 0.7%
Metals & Mining - 0.7%	Antofagasta Plc	173,000	1,256,697

	Total Common Stocks in Chile		1,256,697

China - 11.8%
Commercial Banks - 0.5%	China Construction Bank Class H	1,313,000	876,121

Diversified Telecommunication	China Telecom Corp., Ltd.	4,360,000	1,789,314
Services - 1.0%

Hotels, Restaurants & Leisure - 0.3%	Melco Crown Entertainment Ltd. (a)(b)	141,724	565,479

Industrial Conglomerates - 1.4%	Beijing Enterprises Holdings Ltd.	630,000	2,399,502

Insurance - 2.7%	China Life Insurance Co. Ltd.	1,275,000	4,749,833

Machinery - 1.1%	China South Locomotive and Rolling Corp. (b)	5,035,000	1,912,883

Oil, Gas & Consumable Fuels - 1.8%	CNOOC Ltd.	1,201,000	1,349,199
	China Petroleum & Chemical Corp.	2,404,000	1,897,314

			3,246,513

Specialty Retail - 0.4%	GOME Electrical Appliances Holdings Ltd.	2,083,000	614,983

Wireless Telecommunication	China Mobile Ltd.	455,990	4,567,961
Services - 2.6%

	Total Common Stocks in China		20,722,589

Czech Republic - 1.5%
Electric Utilities - 1.5%	CEZ AS	41,021	2,567,785

	Total Common Stocks in the Czech Republic		2,567,785

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

India - 2.3%
Commercial Banks - 1.1%	ICICI Bank Ltd. (a)	80,000	$ 1,881,600

Real Estate Management &	DS Kulkarni Developers Ltd.	196,700	247,715
Development - 0.1%

Wireless Telecommunication	Bharti Tele-Ventures Ltd. (b)	110,317	1,871,134
Services - 1.1%

	Total Common Stocks in India		4,000,449

Indonesia - 1.8%
Diversified Telecommunication	Telekomunikasi Indonesia Tbk PT	4,146,000	3,096,774
Services - 1.8%

	Total Common Stocks in Indonesia		3,096,774

Israel - 3.2%
Pharmaceuticals - 3.2%	Teva Pharmaceutical Industries Ltd. (a)	123,914	5,674,022

	Total Common Stocks in Israel		5,674,022

Malaysia - 0.6%
Industrial Conglomerates - 0.6%	Sime Darby Bhd	553,800	1,070,554

	Total Common Stocks in Malaysia		1,070,554

Mexico - 5.2%
Beverages - 1.1%	Fomento Economico Mexicano, SA de CV (a)	52,000	1,983,280

Wireless Telecommunication Services - America Movil, SA de CV (a)		153,500	7,116,260
4.1%

	Total Common Stocks in Mexico		9,099,540

Peru - 1.1%
Commercial Banks - 1.1%	Credicorp Ltd.	32,000	1,992,000

	Total Common Stocks in Peru		1,992,000

Poland - 1.4%
Commercial Banks - 1.4%	Powszechna Kasa Oszczednosci Bank Polski SA	133,798	2,452,240

	Total Common Stocks in Poland		2,452,240

Russia - 10.8%
Commercial Banks - 1.1%	Sberbank RF (a)	6,910	1,853,823

Diversified Telecommunication	AO VimpelCom (a)	89,976	1,826,513
Services - 1.0%

Metals & Mining - 0.8%	MMC Norilsk Nickel (a)	110,116	1,453,531

Oil, Gas & Consumable Fuels - 6.6%	LUKOIL (a)	63,013	3,705,164
	OAO Gazprom (a)	207,910	6,434,814
	Rosneft Oil Co. (b)	238,697	1,551,530

			11,691,508

Real Estate Management &	AFI Development Plc (a)(b)	173,179	294,404
Development - 0.2%

Wireless Telecommunication	Mobile Telesystems (a)	34,100	1,909,941
Services - 1.1%

	Total Common Stocks in Russia		19,029,720

South Africa - 6.9%
Commercial Services &	Blue Label Telecoms Ltd. (b)	1,331,553	958,408
Supplies - 0.6%

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Diversified Financial Services - 1.3%	FirstRand Ltd.	1,103,149	$ 2,271,520

Metals & Mining - 1.3%	Anglo Platinum Ltd.	25,000	2,279,683

Oil, Gas & Consumable Fuels - 1.1%	Sasol Ltd.	47,198	2,014,444

Pharmaceuticals - 0.0%	Enaleni Pharmaceuticals Ltd. (b)	243,934	76,865

Wireless Telecommunication	MTN Group Ltd.	326,155	4,602,206
Services - 2.6%

	Total Common Stocks in South Africa		12,203,126

South Korea - 8.5%
Beverages - 1.2%	Hite Brewery Co., Ltd. (b)	11,900	2,169,104

Commercial Banks - 1.0%	Shinhan Financial Group Co., Ltd.	49,030	1,754,176

Construction & Engineering - 0.5%	Daelim Industrial Co.	14,931	927,617

Industrial Conglomerates - 1.0%	CJ Corp.	42,711	1,689,676

Insurance - 1.0%	Dongbu Insurance Co., Ltd.	72,500	1,676,761

Metals & Mining - 0.6%	POSCO	2,996	1,123,918

Semiconductors & Semiconductor	Samsung Electronics Co., Ltd.	7,172	3,286,596
Equipment - 1.9%

Tobacco - 1.3%	KT&G Corp.	30,127	2,248,592

	Total Common Stocks in South Korea		14,876,440

Taiwan - 9.4%
Commercial Banks - 1.1%	Chinatrust Financial Holding Co.	3,382,000	1,855,950

Computers & Peripherals - 0.9%	Asustek Computer, Inc.	834,000	1,650,598

Diversified Telecommunication	Chunghwa Telecom Co., Ltd. (a)	117,579	2,783,095
Services - 1.6%

Electronic Equipment &	HON HAI Precision Industry Co., Ltd.	960,250	3,439,323
Instruments - 2.0%

Insurance - 2.3%	Cathay Financial Holding Co., Ltd.	2,920,050	4,032,148

Semiconductors & Semiconductor	Advanced Semiconductor Engineering Inc.	79,207	40,368
Equipment - 1.5%	Taiwan Semiconductor Manufacturing Co., Ltd.	1,075,878	1,804,282
	Taiwan Semiconductor Manufacturing Co., Ltd. (a)	86,104	806,794

			2,651,444

	Total Common Stocks in Taiwan		16,412,558

Thailand - 1.3%
Commercial Banks - 0.8%	Kasikornbank PCL	786,800	1,466,007

Oil, Gas & Consumable Fuels - 0.5%	Banpu PCL	100,900	888,517

	Total Common Stocks in Thailand		2,354,524

Turkey - 3.1%
Commercial Banks - 2.3%	Akbank T.A.S.	383,115	1,961,370
	Turkiye Is Bankasi (Isbank) - 'C' Shares	41,366	171,552
	Turkiye Vakiflar Bankasi T.A.O. Class D	1,185,600	1,940,013

			4,072,935

Media - 0.8%	Hurriyet Gazetecilik AS (b)	1,395,505	1,422,285

	Total Common Stocks in Turkey		5,495,220

	Total Common Stocks - 93.4%		163,971,893

BlackRock Global Emerging Markets Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Structured Notes	Shares	Value

United Arab Emirates - 0.3%
Commercial Banks - 0.3%	HSBC Bank Plc (Abu Dhabi Commercial Bank),
	1/20/09 (b)	634,743	$ 609,996

	Total Structured Notes in the United Arab Emirates		609,996

India - 1.5%	Citigroup Global Markets Holdings, Inc. (Bharat Heavy
	Electricals Ltd.), 10/24/12 (b)	80,519	2,628,140
	Citigroup Global Markets Holdings, Inc. (Maruti Suzuki
	India Ltd.), 10/24/12 (b)	2,944	42,099

	Total Structured Notes in India		2,670,239

	Total Structured Notes - 1.8%		3,280,235

	Total Long-Term Investments
	(Cost - $203,869,585) - 95.2%		167,252,128

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Cash Sweep Series,
	2.59% (c)(d)	$ 4,861	4,861,365

	Total Short-Term Securities
	(Cost - $4,861,365) - 2.8%		4,861,365

	Total Investments (Cost - $208,730,950*) - 98.0%		172,113,493
	Other Assets Less Liabilities - 2.0%		3,492,324

	Net Assets - 100.0%	$ 175,605,817

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 210,440,661

Gross unrealized appreciation	$ 5,491,079
Gross unrealized depreciation	(43,818,247)

Net unrealized depreciation	$ (38,327,168)

(a) Depositary receipts.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ 3,734	$ 26,885

(d) Represents the current yield as of report date.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

BlackRock Global Emerging Markets Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

Effective July 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Investments in Securities

Level 1	$ 72,288,626
Level 2	99,824,867
Level 3	-

Total	$ 172,113,493

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Emerging Markets Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Global Emerging Markets Fund, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Emerging Markets Fund, Inc.

Date: November 24, 2008